SIGNAL ADVANCE, INC.
2520 County Road 81
Rosharon, Texas  77583


November 18, 2013


Amended Confidential Draft Registration Statement
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549


The registrant (Signal Advance, Inc.) is submitting a Registration Statement on Form S-1, as indentified below:

    Signal Advance, Inc.
    CIK No. 0001545061


This registration statement includes the following amendments to the previous draft:

1. The Selling Shareholders' list has been updated to include additional shares that have become eligible for such registration since the initiation of the confidential draft registration process in 2012.

2. Consistent with the inclusion of the additonal shares to the Selling Shareholders' list, Exhibit 5.1 is an updated legal opinion of Richard C. Seltzer, with regard to the validity of the shares and related consent.

3. A number of entries, throughout the draft registration statement, have also been amended to reflect the updated number of shares being registered.

4. Exhibit 99.11 - Copy of Sixth Confidential Draft Registration Statement on Form S-1 including Exhibits, was included and list of exhibits has been amended to reflect same.



With regards,

/s/ Chris M. Hymel
Chris M. Hymel

713 510 7445 (Office)
832 646 5564 (Cell)
chymel@signaladvance.com